Schedule of Available-for-sale Securities (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Available For Sale Securities Schedule Of Available-for-sale Securities 1		$ 2,259
Available For Sale Securities Schedule Of Available-for-sale Securities 2		2,297
Available For Sale Securities Schedule Of Available-for-sale Securities 3		(827)
Available For Sale Securities Schedule Of Available-for-sale Securities 4		243
Available For Sale Securities Schedule Of Available-for-sale Securities 5		1,432
Available For Sale Securities Schedule Of Available-for-sale Securities 6		2,540
Available For Sale Securities Schedule Of Available-for-sale Securities 1	1,499
Available For Sale Securities Schedule Of Available-for-sale Securities 2	2,259
Available For Sale Securities Schedule Of Available-for-sale Securities 3	(969)
Available For Sale Securities Schedule Of Available-for-sale Securities 4	0
Available For Sale Securities Schedule Of Available-for-sale Securities 5	30
Available For Sale Securities Schedule Of Available-for-sale Securities 6	(827)
Available For Sale Securities Schedule Of Available-for-sale Securities 7	560
Available For Sale Securities Schedule Of Available-for-sale Securities 8	$ 1,432